Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MH Elite Portfolio of Funds Trust
Entity Central Index Key	0001054816
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
MH Elite Small Cap Fund of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE SMALL CAP FUND OF FUNDS
Class Name	MH Elite Small Cap Fund of Funds
Trading Symbol	MHELX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the MH Elite Small Cap Fund of Funds - MHELX for the year January 1, 2024 to December 31, 2024, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.
Additional Information Phone Number	1-800-318-7969
Additional Information Website	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Small Cap Fund of Funds	$134	1.25%

*Annualized

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

mANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

How did the Fund perform last year?

For the one-year period ending December 31, 2024, the Fund outperformed the Russell 2000 Index of small cap stocks.

What factors influenced performance?

Two thirds of the gains for the year came in November as small cap stocks stand to benefit from the President’s potential tax cuts along with expectations that interest rates will continue a downward course.

Positioning

Notable changes to holdings included liquidating our position in Bridgeway Small Cap Value and Vanguard Tax Managed Small Cap. We increased our positions in Hood River Small Cap Growth, Invesco Small Cap Value, Oberweis Small Cap Opportunities and added one new holding, Fidelity Stock Selector Small Cap.

Top Contributors

Funds that contributed most to performance included Hennessy Cornerstone Mid Cap 30, Hood River Small Cap Growth, Invesco Small Cap Value and Oberweis Micro Cap.

Top Detractors

Funds that detracted most from performance included Natixis Vaughan Nelson Small Cap Value, Schwab Fundamental US Small Company Index and Aegis Value.

Performance

For the period ending December 31, 2024, the Fund’s one-, three- and five-year average annual returns have outperformed the returns of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS
MH Elite Small Cap Fund of Funds	13.82%	7.52%	6.71%
Russell 2000 Index	11.54%	7.40%	7.82%

Net Assets	$ 11,086,078
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 104,271
Investment Company, Portfolio Turnover	16.44%
Additional Fund Statistics [Text Block]	Fund statistics NET ASSETS: $11,086,078 PORTFOLIO HOLDINGS: 16 PORTFOLIO TURNOVER: 16.44% ADVISORY FEES PAID BY FUND: $104,271
Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings*

1.	Schwab Fundamental US Small Company Index - Class I	8.08%
2.	Hennesey Cornerstone Mid Cap 30 - Class I	7.92%
3.	Oberweis Micro Cap - Investor Class	7.01%
4.	Paradigm Micro Cap	6.85%
5.	Congress Small Cap Growth - Class I	6.75%
6.	Fuller &Thaler Behavioral Small Cap Equity - Class I	6.74%
7.	Invesco Small Cap Value Class Y	6.69%
8.	Natixis Vaughan Nelson Small Cap Value - Class Y	6.65%
9.	Vanguard Small Cap Value Index - Admiral Class	6.63%
10.	Hood River Small Cap Growth - Class I	6.48%
	Total % of Net Assets	69.77%

*Excludes Short-Term Investments.

MH Elite Fund of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE FUND OF FUNDS
Class Name	MH Elite Fund of Funds
Trading Symbol	MHEFX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the MH Elite Fund of Funds - MHEFX for the year January 1, 2024 to December 31, 2024, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.
Additional Information Phone Number	1-800-318-7969
Additional Information Website	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Fund of Funds	$137	1.25%

*Annualized

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

mANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

How did the Fund perform last year?

For the one-year period ending December 31, 2024, the Fund underperformed the Russell 1000 Index of mid and large cap stocks.

What factors influenced performance?

The Federal Reserve cutting its benchmark interest rate in September helped to fuel a rally in stocks. The Presidential election boosted investor expectations for tax cuts and deregulation which are generally good for stocks. Growth funds, led by the technology and communications services sectors in conjunction with developments in artificial intelligence, were the biggest contributors to our overall performance.

Positioning

Notable changes to holdings included liquidating our positions in Neuberger Berman Large Cap Value, PRIMECAP Odyssey Aggressive Growth, Vanguard Equity Income, Jensen Growth and Touchstone Large Cap Focused. New additions to the portfolio were GQG Partners US Select Quality Equity, Huber Capital Equity Income, Fidelity Mega Cap Stock, Federated Hermes MDT All Cap Core and Fidelity Select Construction & Housing.

Top Contributors

Funds that contributed most to performance included Fidelity Select Brokerage and Investment Management, Loomis Sayles Growth, Fidelity Large Cap Growth Index and Federated Hermes MDT All Cap Core.

Top Detractors

Funds that detracted most from performance included T. Rowe Price Dividend Growth, Columbia Dividend Income, BNY Mellon Dynamic Value and Huber Select Large Cap Value.

Performance

With over 25% of the Russell 1000 Index’s gains attributed to the Magnificent 7 technology stocks the Fund will most likely underperform the Index when Growth stocks significantly outperform Value stocks. With our more balanced approach to Growth and Value holdings it should be noted that the Fund outperformed the Russell 1000 Equal Weight Index by over 50%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	performance illustration TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024
FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS
MH Elite Fund of Funds	18.57%	9.93%	8.75%
Russell 1000 Index	24.51%	14.28%	12.87%

Net Assets	$ 26,796,069
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 250,248
Investment Company, Portfolio Turnover	31.63%
Additional Fund Statistics [Text Block]	Fund statistics NET ASSETS: $26,796,069 PORTFOLIO HOLDINGS: 19 PORTFOLIO TURNOVER: 31.63% ADVISORY FEES PAID BY FUND: $250,248
Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings*

1.	Shelton Capital Management Nasdaq-100 Index - Investor Class	9.93%
2.	Vanguard Tax-Managed Capital Appreciation - Admiral Class	7.52%
3.	Putnam Large Cap Value - Class Y	7.24%
4.	Pear Tree Quality - Class I	6.91%
5.	Putnam Multi-Cap Core - R6	6.90%
6.	BNY Mellon Dynamic Value - Class I	6.87%
7.	Huber Select Large Cap Value	5.73%
8.	GQG Partners U.S. Select Quality Equity - Class I	5.61%
9.	Fidelity Large Cap Growth Index - Class I	5.49%
10.	T. Rowe Price All-Cap Opportunities - Investor Class	4.98%
	Total % of Net Assets	67.19%

*Excludes Short-Term Investments.

MH Elite Select Portfolio of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE SELECT PORTFOLIO OF FUNDS
Class Name	MH Elite Select Portfolio of Funds
Trading Symbol	MHESX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the MH Elite Select Portfolio of Funds - MHESX for the year January 1, 2024 to December 31, 2024, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.
Additional Information Phone Number	1-800-318-7969
Additional Information Website	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Select Portfolio of Funds	$125	1.25%

*Annualized

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

mANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

How did the Fund perform last year?

For the one-year period ending December 31, 2024, the Fund underperformed the MSCI ACWI EX USA IMI Index.

What factors influenced performance?

Gains through the first 9 months of the year were wiped out in the fourth quarter in reaction to proposed tariffs on US imports.

Positioning

Notable changes to holdings included liquidating our holdings in real estate funds, Cohen & Steers Realty Income and MFS Global Real Estate, Vulcan Overseas Growth & Income, Wasatch Emerging Market Select, Brown Capital International Small Company and Federated International Leaders. New additions to the portfolio were GQG Partners Emerging Market Equity, GQG Partners International Opportunities, Thornburg Global Opportunities.

Top Contributors

Funds that contributed most to performance included Vanguard Industrials Index, Driehaus Emerging Markets Small Cap Growth, Thornburg Global Opportunities and State Street Hedged International Developed Equity Index.

Top Detractors

Funds that detracted most from performance included Matthews Emerging Markets Small Company, Third Ave Value and Vanguard Materials Index.

Performance

The majority of underperformance for the past year can be attributed to an overly diversified portfolio that included alternative investments as compared to the Developed Market countries and Emerging Market countries that comprise the MSCI ACWI ex USA IMI Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS
MH Elite Select Portfolio of Funds	0.77%	1.43%	2.62%
MSCI ACWI EX USA IMI Index	5.78%	4.62%	5.40%

Net Assets	$ 7,287,311
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 74,556
Investment Company, Portfolio Turnover	44.36%
Additional Fund Statistics [Text Block]	Fund statistics NET ASSETS: $7,287,311 PORTFOLIO HOLDINGS: 15 PORTFOLIO TURNOVER: 44.36% ADVISORY FEES PAID BY FUND: $74,556
Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings*

1.	Driehaus Emerging Markets Small Cap Growth	9.43%
2.	Thornburg Global Opportunities - Class I	9.31%
3.	GQG Partners Emerging Markets Equity - Class I	9.02%
4.	State Street Hedged International Developed Equity Index - Class K	7.90%
5.	WCM Focused International Growth - Class I	7.56%
6.	Goldman Sachs GQG Partners International Opportunities - Investor Class	7.55%
7.	Vanguard Industrials Index - Admiral Class	6.96%
8.	Third Avenue Value - Class I	6.70%
9.	Schwab Fundamental International Equity Index	6.36%
10.	MFS International Equity - Class R6	5.94%
	Total % of Net Assets	76.73%

*Excludes Short-Term Investments.

MH Elite Income Fund of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE INCOME FUND OF FUNDS
Class Name	MH Elite Income Fund of Funds
Trading Symbol	MHEIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the MH Elite Income Fund of Funds - MHEIX for the year January 1, 2024 to December 31, 2024, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.
Additional Information Phone Number	1-800-318-7969
Additional Information Website	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Income Fund of Funds	$129	1.25%

*Annualized

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

mANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

How did the Fund perform last year?

For the one-year period ending December 31, 2024, the Fund outperformed the Bloomberg US Aggregate Bond Index.

What factors influenced performance?

Our well diversified portfolio had a very positive impact on our performance, led by our positions in utilities, convertible securities, balanced funds, high yield and floating rate income funds. A decline in short term interest rates also fueled the total return of our bond holdings.

Positioning

Notable changes to holdings included liquidating our positions in Carillon Reams Core Plus Bond and Fidelity Advisor Strategic Dividend and Income. New additions to the portfolio were Crossing Bridge Low Duration High Yield and BNY Floating Rate Income.

Top Contributors

Funds that contributed most to performance included Fidelity Select Utilities, Franklin Convertible Securities, Vanguard Tax- Managed Balanced, BNY Floating Rate Income and Fidelity Advisor Multi-Asset Income.

Top Detractors

Funds that detracted most from performance included Dodge & Cox Global Bond, Dodge & Cox Income and Victory Intermediate Term Bond.

Performance

For the period ending December 31, 2024, the Fund’s one-, three-, five- and ten-year average annual returns have outperformed the returns of the Bloomberg US Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS
MH Elite Income Fund of Funds	6.19%	2.07%	2.63%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%

Net Assets	$ 14,645,805
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 138,059
Investment Company, Portfolio Turnover	12.38%
Additional Fund Statistics [Text Block]	Fund statistics NET ASSETS: $14,645,805 PORTFOLIO HOLDINGS: 22 PORTFOLIO TURNOVER: 12.38% ADVISORY FEES PAID BY FUND: $138,059
Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings*

1.	Victory Core Plus Intermediate Bond Class Fund	5.61%
2.	BrandywineGLOBAL High Yield - Class I	5.58%
3.	Vanguard Tax-Managed Balanced - Admiral Class	5.45%
4.	Dodge & Cox Global Bond - Class I	5.45%
5.	Dodge & Cox Income - Class I	5.39%
6.	Fidelity Advisor Multi-Asset Income	5.28%
7.	Fidelity Select Utilities Portfolio	4.91%
8.	Vanguard Emerging Markets Bond - Admiral Class	4.83%
9.	River Canyon Total Return Bond Class I	4.66%
10.	Franklin Convertible Securities Adv Class	4.51%
	Total % of Net Assets	51.68%

*Excludes Short-Term Investments.